Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

a.	General:

1)	Nature of operations:

MIND C.T.I. Ltd. (the “Company”) is an Israeli company which, together with its subsidiaries (the “Group”), provides integrated products and services. The Company designs, develops, markets, supports, implements and operates billing and customer care systems, including consulting and managed services, primarily to wireless, wireline, next-generation service providers throughout the world. The Company also provides a call management system used by enterprises for call accounting, traffic analysis, and fraud detection.

Following the acquisitions completed during the year ended December 31, 2019 (see (3) below), the Company, through its subsidiaries, also provides enterprise messaging, communication and payment solutions.

The Company has wholly-owned subsidiaries in the United States (“MIND Software Inc.”), Romania (“MIND Software Srl”), U.K. (“MIND Software Limited”) and Germany (“MIND CTI GmbH”, “Message Mobile GmbH” and “GTX Messaging GmbH”).

2)	Effects of the spreading of the coronavirus (COVID-19):

The Company experiences the effect of the pandemic in all areas of its business, mainly due to the delays in the pace of ongoing implementation rollouts in all lines of business, due to lockdowns and other COVID-19-related measures. Also, due to the general economic uncertainty, the majority of the Company’s customers, both enterprises and carriers, are restricting their budgets.

Since this event is not under the control of the Company, and matters such as the virus continuing to spread or stopping may affect the Company’s assessments, the Company is continuing to regularly follow the changes on the markets and is examining the mid and long-term effects on the business results of the Company.

3)	Acquisitions:

Acquisition of Message Mobile GmbH (“Message Mobile”)

On March 25, 2019, the Company acquired 100% of the outstanding shares of a German-based company, Message Mobile, for a total consideration of approximately $3 million, $2.25 million was paid in cash and approximately $0.75 million was paid in shares. Message Mobile is a leading provider of enterprise messaging, communication and payment solutions.

The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired, and liabilities assumed in a business combination will be recognized at their fair values as of the acquisition date.

The Company recorded core technology, customer relationships and goodwill in an amount of approximately $0.3 million, $0.55 million and $2.2 million, respectively. The estimated useful life of the core technology and customer relationships are 10.75 years and 5.75 years, respectively.

The results of Message Mobile’s operations have been included in the consolidated financial statements commencing the second quarter of 2019.

Acquisition of GTX Messaging GmbH (“GTX”)

On September 25, 2019, the Company acquired 100% of the outstanding shares of a German based company, GTX, for a total consideration of EUR 250 thousand in cash (approximately $273 thousand). GTX is a provider of enterprise messaging communication.

The acquisition was accounted for as a business combination, therefore the Company recorded goodwill in an amount of approximately $0.2 million.

The results of GTX operations have been included in the consolidated financial statements commencing the fourth quarter of 2019.

4)	Accounting principles:

The consolidated financial statements were prepared in accordance with the United States Generally Accepted Accounting Principles (“GAAP”).

5)	Use of estimates in preparation of financial statements:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company`s consolidated financial statements relate to revenue recognition for projects that apply the percentage of completion measurement.

6)	Functional currency:

The currency of the primary economic environment in which the operations of the Company and certain subsidiaries are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s revenues are derived from sales outside of Israel, which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and investments are denominated in dollars. Thus, the functional currency of the Company and certain subsidiaries is the U.S. dollar (“dollar”).

The Company and certain subsidiaries transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of operations’ items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.

Inter-company balances and transactions have been eliminated in consolidation. Profits from inter-company sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

c.	Business combination:

The Company includes the results of operations of the businesses that are acquired as of the acquisition date. The Company allocates the purchase price of acquisitions to the assets acquired and liabilities assumed, based on the estimated fair values. The excess of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Acquisition related costs are recognized separately from the business combination and are expensed as incurred.

d.	Comprehensive income (loss):

The purpose of reporting comprehensive income (loss) is to report a measure of all changes in equity of an entity that result from recognized transactions and other economic events of the period resulting from transactions from non-owner sources.

e.	Segment reporting:

The chief operating decision maker (the “CODM”) of the Company is the President and Chief Executive Officer. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance.

In previous reporting periods (until the year ended on December 31, 2018), the Company operated in one reportable segment. Following the acquisitions completed during the year ended December 31, 2019 (see a(3) above), management has determined that the Company operates in two reportable segments commencing from the date of acquisitions (see Note 11).

f.	Cash equivalents:

The Company and its subsidiaries consider all highly liquid investments, which include short-term bank deposits (up to three months from original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

g.	Fair value of financial instruments:

The Company records its financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company recognizes transfers among Level 1, Level 2 and Level 3 classifications as of the actual date of the events or change in circumstances that caused the transfers.

The Company’s financial instruments, including cash, cash equivalents, short-term bank deposits, marketable securities, accounts receivable, accounts payable and accruals have carrying amounts which approximate fair value due to the short-term maturity of these instruments.

h.	Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. These deposits are presented at cost and earn interest at market rates.

i.	Marketable securities:

Marketable securities are classified as “financial assets held at fair value through profit or loss” when held for trading or are designated upon initial recognition as financial assets at fair value through profit or loss.

Financial assets at fair value through profit or loss are shown at fair value. Any gain or loss arising from changes in fair value, including those originating from changes in exchange rates is recognized in profit or loss in the period in which the change occurred. Net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

Available-for-sale investments are classified within short-term investments, or long-term investments, based on the remaining maturity of the investment, and are reported at fair value, with unrealized gains and losses, net of tax, presented as a separate component of shareholders’ equity within accumulated other comprehensive income. All realized gains and losses and unrealized losses resulting from declines in fair value that are other-than-temporary are recorded in financial expenses, net in the period of occurrence. The Company uses the specific identification method to determine the realized gains and losses on investments. Prior to Janaury 1, 2020, for all investments in marketable securities, the Company assesses whether the impairment is other-than-temporary. If the fair value of a security is less than its amortized cost basis, an impairment is considered other-than-temporary if (i) the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its entire amortized cost basis, or (ii) the Company does not expect to recover the entire amortized cost of the security. If an impairment is considered other-than-temporary based on condition (i), the entire difference between the amortized cost and the fair value of the security is recognized in earnings. If an impairment is considered other-than-temporary based on condition (ii), the amount representing credit losses, defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the security, will be recognized in earnings, and the amount relating to all other factors will be recognized in other comprehensive income or loss. The Company evaluates both qualitative and quantitative factors such as duration and severity of the unrealized losses, credit ratings, default and loss rates of the underlying collateral, structure and credit enhancements to determine if a credit loss may exist. See also Note 1w below for adoption of ASU 2016-13 and Note 2.

j.	Leases:

Effective January 1, 2019, the Company adopted ASC 842, “Leases”. In accordance with ASC 842, the Company first determines if an arrangement contains a lease and the classification of that lease, if applicable, at inception. ASC 842 requires the recognition of right-of-use assets and lease liabilities for the Company’s operating leases.

The Company adopted ASC 842 using a modified retrospective transition method. Consequently, periods prior to January 1, 2019 were not restated.

The Company elected to adopt the package of practical expedients permitted under ASC 842. Therefore, the Company is not required to reassess: (i) whether any expired or existing contracts are or contain leases; (ii) the classification of any expired or existing leases; and (iii) initial direct costs for any existing leases.

As a result of adopting ASC 842, the Company recognized right-of-use assets and corresponding liabilities on its consolidated balance sheets, with no material impact to its consolidated statements of operations or consolidated statements of cash flows (see Note 4).

k.	Property and equipment:

These assets are stated at cost, less accumulated depreciation and amortization.

The assets are depreciated by the straight-line method, on basis of their estimated useful life.

Annual rates of depreciation are as follows:

%
Computers and electronic equipment	15-33 (mainly 33)
Office and furniture equipment	6-7
Motor vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

l.	Intangible assets:

Intangible assets with definite lives are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	10.75
Customer relationships	5.75

m.	Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired over the fair value of net assets acquired. Under ASC 350, “Intangibles – Goodwill and Others”, goodwill is not amortized but rather tested for impairment at least annually.

Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.

The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill. If, after assessing the totality of events or circumstances, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, additional impairment testing is not required.

Alternatively, the Company may elect to proceed directly to the impairment test and bypass the qualitative assessment. Goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount.

The Company performed the annual impairment tests during the third quarter of 2020, 2019 and 2018 and did not identify any indication for impairment losses (see Note 5b).

n.	Income taxes:

The Company accounts for income taxes, in accordance with the provisions of ASC 740, “Income Taxes”, under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as non-current.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expenses.

o.	Revenue recognition:

The Company generates its revenues from software licensing, sales of professional services including integration and implementation, maintenance services, managed services and mobile messaging services.

The Company adopted ASC 606, “Revenue from Contracts with Customers”, on January 1, 2018 using the modified retrospective approach for all contracts not completed as of the date of adoption.

Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

The Company applies the provisions of ASC 606, as follows:

i)	Sale of standard licensed products

Revenue from perpetual licenses is classified as software license revenue. Software license revenue is recognized upon transfer of control to the customer which usually occurs when the licensed product and the utility that enables the customer to access authorization keys is delivered, provided that a signed contract has been received.

ii)	Services

Revenues from ongoing maintenance and support fees are recognized on a pro-rated basis over the duration of the contract. Revenues earned from time and material arrangements, usually based on a pre agreed monthly rates, recognized over time, based on the duration of the contract and the service time provided to date.

Ongoing work on customizations performed for existing customers is generally provided on a fixed price basis and as such revenue is recognized when the related services are performed.

Contracts may include a combination of the Company’s various products and services offerings, software, consulting services, and maintenance. For contracts with multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. Significant judgment may be required to identify distinct obligations within a contract.

The total transaction price is allocated to the individual performance obligations based on the ratio of the relative established standalone selling prices (SSP), or the Company’s best estimate of SSP, of each distinct product or service in the contract. Revenue is then recognized for each distinct performance obligation.

Measuring Progress towards Completion

Where a performance obilgation is satisfied over time for an upgrade or implemantation project that requires significant customer modifications and complex implementation, revenue is recognized over time, as the Company’s performance does not create an asset with an alternative use and the Company has an enforceable right to payment, including a reasonable profit, based on the percentage of completion using the input method. This method relies on the Group’s internal measure of progress, compared to the total effort to complete the modifications and implementation utilizing direct labor as the input measure. Estimates are based on the total number of hours performed on the project, compared to the total number of hours expected to complete the project. The estimate of the total number of hours to complete a project is inherently judgemental and depends upon the complexity of the work being undertaken, the customization being made to software and the customer environment being interfaced to. The scope of projects frequently changes, consequently, the judgement of total estimate at completion is subjected to a high level of review at all stages in a project life cycle.

Managed Services

Revenues from managed services include a monthly fee for services and a right to access the Company’s software and are recorded as service revenues. The Company does not provide the customer with the contractual right to take possession of the software at any time during the period under these contracts. The monthly fee is based mainly on the number of subscribers or customer’s business volume and the contracts include a minimum monthly charge. These revenues are recognized on a monthly basis when those services are satisfied.

iii)	Mobile Messaging Transactions

Certain of the Company’s subsidiaries provide mobile messaging services, via text messages (SMS) and IP (Internet Protocol) messaging channels. Revenues from mobile messaging services are recognized when the messaging service has been rendered, i.e., the messages are delivered to recipient. The revenue amount is based on the price specified in the contract.

iv)	Mobile Payment Services

One of the Company’s subsidiaries offers payment solutions where the customer can get their consumers (the end users) to pay for services by charging their mobile phone account. For these services the Company is entitled to a share of the processed transaction/payment. Consequently, only the Company’s share of the processed transactions are recognized as revenues when the service is performed.

p.	Research and development expenses:

Pursuant to ASC 985-20, “Software - Costs of Software to be Sold, Leased, or Marketed”, development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between “technological feasibility” and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

q.	Allowance for doubtful accounts:

The allowance is determined for specific debts doubtful of collection.

r.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

s.	Earnings per share (“EPS”):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury stock method.

t.	Treasury shares:

Treasury shares are presented as a reduction of shareholders’ equity, at their cost to the Company, under “Treasury shares”.

u.	Reclassification of prior years balances:

Certain prior years balances have been reclassified to conform to the current year presentation.

v.	Concentration of credit risks:

Most of the cash and cash equivalents and short-term deposits of the Company and its subsidiaries are deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company’s revenues have been generated from a large number of customers. Consequently, the exposure to credit risks relating to trade receivables is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts.

w.	Recently adopted accounting pronouncements:

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). The amendments in this update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be of greater use to users of the financial statements. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019 (fiscal year 2020 for the Company), including interim periods within those fiscal years. The adoption of ASU 2016-13 in the year ended December 31, 2020, did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in ASU 2018-13 remove, modify and add disclosures for companies required to make disclosures about recurring or nonrecurring fair value measurements under Topic 820. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 (fiscal year 2020 for the Company). The adoption of ASU 2018-13 in the year ended December 31, 2020, did not have a material impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”). ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019 (fiscal year 2020 for the Company). The adoption of ASU 2017-04 in the year ended December 31, 2020, did not have an impact on the Company’s consolidated financial statements.